Staff expenses - Summary of changes in option rights outstanding (Details) - Option rights [Member]	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance | shares	2,356,343	5,123,853	15,141,980
Options outstanding, Exercised | shares	(679,471)	(2,186,316)	(827,755)
Options outstanding, Forfeited | shares	(2,490)	(45,852)	(89,816)
Options outstanding, Expired | shares	(1,674,382)	(535,342)	(9,100,556)
Options outstanding, Closing balance | shares	0	2,356,343	5,123,853
Weighted average grant date fair value, Opening balance | € / shares	€ 7.35	€ 5.69	€ 12.36
Weighted average grant date fair value, Exercised | € / shares	7.34	4.4	5.91
Weighted average grant date fair value, Forfeited | € / shares	7.35	7.01	8.09
Weighted average exercise price, Expired | € / shares	€ 7.36	3.51	16.75
Weighted average grant date fair value, Closing balance | € / shares		€ 7.35	€ 5.69